REVENUE RECOGNITION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue Recognition
REVENUE RECOGNITION

3.	REVENUE RECOGNITION

The following is a summary of revenue by category (in thousands):

	Three Months Ended March 31,
	2023	2022
Products sales	$20,353	$31,977
Non-recurring engineering (“NRE”)	511	1,156
Product maintenance contracts	2,139	1,740
Professional service contracts	914	1,093
Software licenses	819	1,385
Other	37	213
Total revenue	$24,773	$37,564

There was no revenue recognized at a point in time for NRE services for the three months ended March 31, 2023 or for the three months ended March 31, 2022. For services performed on a customer’s owned asset, since the customer controls the asset being enhanced, revenue is recognized over time as services are rendered. Revenue recognized over time for NRE services using a cost-based input method amounted to $0.5 million and $1.2 million for the three months ended March 31, 2023 and 2022, respectively. The Company is allowed to bill for services performed under the contract in the event the contract is terminated.

The opening and closing balances of our contract asset and liability balances from contracts with customers as of March 31, 2023 and December 31, 2022 were as follows (in thousands):

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2022	$9,001	$2,892
Balance as of March 31, 2023	9,512	2,228
Change	$511	$(664)

Remaining performance obligations represent the revenue that is expected to be recognized in future periods related to performance obligations included in a contract that are unsatisfied, or partially satisfied, as of the end of a period. As of March 31, 2023 and December 31, 2022, deferred revenue (both current and noncurrent) of $2.0 million and $2.6 million, respectively, represents the Company’s remaining performance obligations, of which $2.1 million and $2.8 million, respectively, is expected to be recognized within one year, with the remainder to be recognized thereafter.

Revenues for the three months ended March 31, 2023 and 2022, include the following (in thousands):

	Three Months Ended March 31,
	2023	2022
Amounts included in the beginning of year contract liability balance	$1,499	$1,045

4.	REVENUE RECOGNITION

The following is a summary of revenue by category (in thousands):

	Year Ended December 31,
	2022	2021
Products sales	$142,844	$148,160
Non-recurring engineering (“NRE”)	4,944	12,527
Product maintenance contracts	9,418	8,127
Professional service contracts	3,975	5,457
Software licenses	5,184	1,758
Other	894	1,254
Total revenues	$167,259	$177,283

Revenue recognized at a point in time for NRE services amounted to $2.4 million and $3.0 million for the years ended December 31, 2022 and 2021, respectively. For services performed on a customer’s owned asset, since the customer controls the asset being enhanced, revenue is recognized over time as services are rendered. Revenue recognized over time for NRE services using a cost-based input method amounted to $2.5 million and $9.5 million for the years ended December 31, 2022 and 2021, respectively. The Company is allowed to bill for services performed under the contract in the event the contract is terminated.

The opening and closing balances of our contract asset and liability balances from contracts with customers as of December 31, 2022 and 2021 were as follows (in thousands):

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2021	$7,673	2,902
Balance as of December 31, 2022	9,001	2,892
Change	$1,328	$(10)

Remaining performance obligations represent the revenue that is expected to be recognized in future periods related to performance obligations included in a contract that are unsatisfied, or partially satisfied, as of the end of a period. As of December 31, 2022 and 2021, deferred revenue (both current and noncurrent) of $2.9 million and $2.9 million, respectively, represents the Company’s remaining performance obligations, of which $2.8 million and $2.5 million, respectively, is expected to be recognized within one year, with the remainder to be recognized thereafter.

Revenues for the years ended December 31, 2022 and 2021, include the following (in thousands):

	Year Ended December 31,
	2022	2021
Amounts included in the beginning of year contract liability balance	$2,383	$6,143